Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current income tax receivable
Current income tax receivable	£ 7,284	£ 4,263
Deferred tax asset
Deferred tax asset	28	47
U.K. [member]
Current income tax receivable
Current income tax receivable	7,282	4,239
U.S. [member]
Current income tax receivable
Current income tax receivable	2	24
Deferred tax asset
Deferred tax asset	£ 28	£ 47